Document and Entity Information shares in Thousands	12 Months Ended
Dec. 31, 2021 shares
Entity Addresses [Line Items]
Entity Registrant Name	Largo Inc.
Entity Central Index Key	0001400438
Current Fiscal Year End Date	--12-31
Document Type	40-F/A
Amendment Flag	true
Document Period End Date	Dec. 31, 2021
Entity Common Stock, Shares Outstanding	64,726,390
Entity Current Reporting Status	Yes
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Interactive Data Current	Yes
Entity File Number	001-40333
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	55 University Avenue
Entity Address, Address Line Two	Suite 1105
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M5J 2H7
City Area Code	416
Local Phone Number	861-9797
Annual Information Form	true
Audited Annual Financial Statements	true
Document Annual Report	true
Document Registration Statement	false
Trading Symbol	LGO
Title of 12(b) Security	Common Shares
Security Exchange Name	NASDAQ
Auditor Firm ID	271
Auditor Location	Toronto, Canada
Auditor Name	PricewaterhouseCoopers LLP
Amendment Description	Largo Inc., an Ontario corporation (the "Registrant"), is filing this Amendment No. 1 (the "Amendment") to Form 40-F (the "Form 40-F/A") for the year ended December 31, 2021, to furnish Exhibits 101 and 104, which provide certain items from the Registrant's Form 40-F formatted in eXtensible Business Reporting Language ("XBRL"). In accordance with the policy of the Securities and Exchange Commission (the "Commission") stated in Release No. 33-9002, the Registrant is filing this Form 40-F/A within the 30-day period available to first-time XBRL filers following the filing of the Registrant's Form 40-F, as filed with the Commission on March 16, 2022 (the "Original Filing"). Additionally, this Amendment also contains the certifications required by Rule 13a-14(a) or Rule 15d-14(a) under the Securities Exchange Act of 1934, as amended (the "Exchange Act") and Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act and the consent of PricewaterhouseCoopers LLP, the Registrant's auditor. No other changes have been made to the Original Filing other than the furnishing of the exhibits described above, and no changes have been made to the financial statements previously filed as Exhibit 99.2 to the Registrant's Original Filing. This Form 40-F/A does not reflect subsequent events occurring after the original date of the Original Filing, or modify or update in any way disclosures made in the Original Filing.
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Suite 1000
Entity Address, City or Town	N.W.
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	20005
City Area Code	202
Local Phone Number	572-3111
Contact Personnel Name	C T Corporation System